ESTIMATION OF FAIR VALUE (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of detailed information about the sensitivity analysis of fair value of mortgage-backed securities under three different scenarios [Text Block]
The following table shows the sensitivity analysis of this fair value under three different scenarios.

December 2017
	Baseline scenario (i)		Favorable scenario (ii)		Unfavorable scenario (iii)
Ps.	19,602	Ps.	80	Ps.	(95)

December 2016
	Baseline scenario (i)		Favorable scenario (ii)		Unfavorable scenario (iii)
Ps.	27,377	Ps.	302	Ps.	(343)

(i)
Fair value as of December 31, 2017 and 2016 calculated based on valuation scenario, considers 12-month Moving Average Prepayment between 12.4% and 15.8% and 12.3% and 16.0% respectively, and 1 Time Delinquency Curve.

(ii)	Pre-payment of 10% and 1 time delinquency curve
(iii)	Pre-payment of 20% and 1 time delinquency curve

Disclosure of detailed information about sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities [Text Block]
The following table includes a sensitivity analysis of the assumptions used by Promigas and its subsidiaries in the calculation of fair value of unconditional transfer rights of gas pipelines to Government entities at the expiration date of the contracts. The fair value of the financial asset at December 31, 2017 is Ps. 2,282,611 and Ps. 2,072,674 at December 31, 2016.

	December 31, 2017				December 31, 2016
Variable	+100 bps		-100 bps		+100 bps		-100 bps
WACC	Ps.	(608,164)	Ps.	949,005	Ps.	(534,128)	Ps.	810,001
Growth rate		520,052		(362,867)		434,225		(293,491)

Disclosure of detailed information about Yield per hectare Based on the crop composition and the planting year of the different clones [Text Block]
Yield per hectare: Based on the crop composition and the planting year of the different clones, we forecasted a stepwise yield per hectare starting in year 7 after plantation and stabilizing after year 10.

Year	Tons of rubber per hectare per year
Year 7	0.60
Year 8	0.90
Year 9	1.40
Year 10 and other	1.80

Disclosure of detailed information about Yield per hectare Based on the crop composition and the planting year of the crops [Text Block]
Yield per hectare: Based on the crop composition and the re-planting year of the crops, which started in 2006, we forecasted a stepwise yield per hectare for each plantation as follows:

Year	Tons of fresh fruit per hectare
0 to 3	-
4	4.25
5	9.91
6	11.73
7	21.58
8 to 25	21.80
More than 25	36.10

Disclosure of detailed information about the oil extraction rate that defines the amount of crude palm oil that is produced [Text Block]
Extraction rate: The oil extraction rate (OER) is a factor that defines the amount of crude palm oil that is produced. The OER varies depending on the age of the plantation, and was forecasted based on the following table:

Year	Extraction Rate (%)
0 to 3	19
4	23
5	23
6	23
7	23
8 to 25	23
More than 25	21
Weighted average	22.14

Disclosure of detailed information about transfer of fair value between level 1 and 2 [Text Block]
The following table summarizes the transfer between fair value levels 1 and 2 during 2017 and 2016. In general, transfers between Level 1 and Level 2 in the investment portfolios are due, fundamentally, to changes in the liquidity levels of the securities in the markets.

	December 31, 2017				December 31, 2016
	Transfers between:				Transfers between:
	Level 2 to 1		Level 1 to 2		Level 2 to 1		Level 1 to 2
Trading debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	-	Ps.	28,153	Ps.	963,794	Ps.	208,526
Securities issued or secured by other financial entities		-		-		-		-
	Ps.	-	Ps.	28,153	Ps.	963,794	Ps.	208,526
In Foreign Currency
Securities issued or secured by other entities of the Colombian Government	Ps.	-	Ps.	10,221	Ps.	-	Ps.	-
Securities issued or secured by foreign Governments		-		-		-		-
Securities issued or secured by central banks		-		-		-		-
Securities issued or secured by other financial entities		-		65,209		-		1,547
Securities issued or secured by entities of the Non-financial sector		-		85,552		-		-
Other		-		-		-		-
	Ps.	-	Ps.	160,982	Ps.	-	Ps.	1,547
	Ps.	-	Ps.	189,135	Ps.	963,794	Ps.	210,073

Disclosure of detailed information about Changes in Level 3 Fair-Value Category [Text Block]
The reconciliation of the balances at the begining of the period to the closing balances with the fair value measurements classified at Level 3 is shows in the following table.

	Financial assets in debt securities		Equity instruments		Financial assets in concession arrangements		Biological assets		Investment properties
January 1, 2015	Ps.	36,821	Ps.	-	Ps.	1,738,598	Ps.	202,399	Ps.	366,742
Valuation adjustment with an effect on income		2,892		-		153,094		22,922		104,769
Valuation adjustments with an effect on OCI		(3,636)		-		-		-		-
Additions		-		-		-		35,265		89,679
Sales/disposals		-		-		-		(20,374)		(22,944)
December 31, 2015	Ps.	36,077	Ps.	-	Ps.	1,891,692	Ps.	240,212	Ps.	538,246
Valuation adjustment with an effect on income		750		-		180,982		14,644		53,680
Valuation adjustments with an effect on OCI		(9,450)		-		-		-		-
Reclassification of bearer plants balance		-		-		-		(188,177)		-
Effects of amendments in accounting policies of bearer plants.		-		-		-		(18,108)		-
Transfers to non-current assets held for sale		-		-		-		-		11,319
Reclassification		-		-		-		(1,331)		(2,539)
Additions		-		-		-		21,432		71,268
Sales/disposals	Ps.	-	Ps.	-	Ps.	-	Ps.	(20,670)	Ps.	(61,786)
December 31, 2016	Ps.	27,377	Ps.	-	Ps.	2,072,674	Ps.	48,002	Ps.	610,188
Valuation adjustment with an effect on income		765		-		209,937		13,503		46,675
Valuation adjustments with an effect on OCI		(8,540)		-		-		-		-
Transfers from non-current assets held for sale		-		-		-		-		101,469
Reclassification		-		25,341		-		-		(30,143)
Additions		-		-		-		24,409		84,036
Sales/disposals	Ps.	-	Ps.	-	Ps.	-	Ps.	(19,775)	Ps.	(28,431)
December 31, 2017	Ps.	19,602	Ps.	25,341	Ps.	2,282,611	Ps.	66,139	Ps.	783,794

Disclosure of detailed information about financial assets and liabilities accounted at amortized cost and valued at fair value only for purposes of this disclosure [Text Block]
The following table shows a summary of financial assets and liabilities accounted at amortized cost and valued at fair value, as of December 31, 2017 and 2016 only for disclosure purposes.

	December 31, 2017				December 31, 2016
	Carrying Amount		Fair Value Estimate		Carrying Amount		Fair Value Estimate
Assets
Investments in fixed income held-to-maturity (1)	Ps.	2,899,039	Ps.	2,928,929	Ps.	2,570,486	Ps.	2,558,333
Credit portfolio at amortized cost (2)		160,754,295		166,303,676		150,898,732		159,917,633
Total financial assets	Ps.	163,653,334	Ps.	169,232,605	Ps.	153,469,218	Ps.	162,475,966

Liabilities
Customer deposits (3)	Ps.	154,885,224	Ps.	154,805,726	Ps.	143,887,055	Ps.	146,778,588
Financial Liabilities (4)		45,276,036		45,413,210		45,516,281		46,545,065
Total financial Liabilities	Ps.	200,161,260	Ps.	200,218,936	Ps.	189,403,336	Ps.	193,323,653

(1)	Financial assets held-to-maturity

Fair value of fixed income investments at amortized cost was determined using the dirty price given by the price supplier, securities in an active market and with a market price for the day of the valuation are classified as level 1, securities with no active market and/or with an estimated price (present value of the flows of a security, discounted with the reference rate and the corresponding margin) given by the supplier are classified as level 2.

(2)	Credit portfolio at amortized cost

For credit portfolio at amortized cost it fair value was determined using discounted of cash flows models at the interest rates offered by banks for granting new loans, taking into account the credit risk and its maturity; the process of valuation is deemed as level 3.

Accounts receivables and payables are classified as short-term assets and liabilities; in consequence, their fair value are similar to their book value.

(3)	Customer deposits

The fair value of demand deposits is equal to their carrying value. For fixed-term deposits with maturities of less than 180 days, its fair value is deemed equal to its carrying value. For fixed-term deposits with maturities of more than 180 days, its fair value was estimated using the carrying discounted cash flow models to the interest rates offered by banks in accordance with their maturity. This is considered this as a level 2 valuation.

(4)	Financial liabilities

For financial liabilities and other short-term liabilities, the carrying value was considered similar to its fair value. The fair value of long-term financial liabilities was determined using the discounted cash flow model at interest rates free of risk adjusted by risk premiums of each entity. The fair value of outstanding bonds is determined according to quoted prices or estimated prices supplied by the price vendor. It is considered that this is a level 2 valuation.

Rubber Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]
Rubber Plantations

	TSR20 reference price USD/ton	Change in fiscal year- end price	Value of the biological asset	Effect on profits before taxes
	1,620	5%	25,366	10.762
Dec-17	1,543	-	24,158	9.554
	1,466	(5)%	22,950	8.346
	1,907	5%	15,628	9.888
Dec-16	1,817	-	14,606	8.899
	1,726	(5)%	13,584	7.910

African Palm Plantations [Member]
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [text block]
African Palm Plantations

	CPO reference price USD/ton	Change in fiscal year- end price	Value of the biological asset	Effect on profits before taxes
	683	5%	27,883	5.068
Dec-17	651	-	26,555	3.740
	618	(5)%	25,228	2.412
	637	5%	23,109	5.495
Dec-16	606	-	21,597	5.354
	576	(5)%	20,085	3.213

Recurring fair value measurement [member]
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure Of Fair Value Measurement Of Assets and liabilities [Text Block]
The following table presents an analysis, within the hierarchy of fair value, of Grupo Aval´s assets and liabilities (by class), measured at fair value as of December 31, 2017 and 2016 on a recurring basis.

December 31, 2017

	Level 1		Level 2		Level 3		Total
Assets

Held for trading debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	1,104,829	Ps.	124,777	Ps.	-	Ps.	1,229,606
Securities issued or secured by other entities of the Colombian Government		-		48,355		-		48,355
Securities issued or secured by other financial entities		-		833,860		-		833,860
Securities issued or secured by entities of the Non-financial sector		-		17,869		-		17,869
Other		-		37,442		12,975		50,417

In Foreign Currency
Securities issued or secured by Colombian Government		-		1,613		-		1,613
Securities issued or secured by other entities of the Colombian Government		-		21,709		-		21,709
Securities issued or secured by foreign Governments		-		92,931		-		92,931
Securities issued or secured by central banks		-		34,095		-		34,095
Securities issued or secured by other financial entities		-		303,665		-		303,665
Other		-		16,416		-		16,416
Total held for trading debt securities	Ps.	1,104,829	Ps.	1,532,732	Ps.	12,975	Ps.	2,650,536
Investments in debt securities available-for-sale
In Colombian Pesos
Securities issued or secured by the Colombian Government		7,668,545		224,009		-		7,892,554
Securities issued or secured by other entities of the Colombian Government		-		92,008		-		92,008
Securities issued or secured by other financial entities		-		263,633		-		263,633
Securities issued or secured by entities of the Non-financial sector		-		2,326		-		2,326
Other		-		563		6,627		7,190

In Foreign Currency
Securities issued or secured by Colombian Government		-		1,592,371		-		1,592,371
Securities issued or secured by other entities of the Colombian Government		-		570,694		-		570,694
Securities issued or secured by foreign Governments		29,604		2,074,793		-		2,104,397
Securities issued or secured by central banks		-		1,356,874		-		1,356,874
Securities issued or secured by other financial entities		456,354		2,898,090		-		3,354,444
Securities issued or secured by entities of the Non-financial sector		-		322,143		-		322,143
Other		-		231,493		-		231,493
Total investments in debt securities available-for sale	Ps.	8,154,503	Ps.	9,628,997	Ps.	6,627	Ps.	17,790,127
Total investments in debt securities	Ps.	9,259,332	Ps.	11,161,729	Ps.	19,602	Ps.	20,440,663

Equity securities
Trading equity securities		28,659		2,095,160		25,341		2,149,160
Investments in equity securities available-for-sale		768,336		55,697		-		824,033
Total equity securities	Ps.	796,995	Ps.	2,150,857	Ps.	25,341	Ps.	2,973,193

Held for trading Derivatives
Currency Forward		-		222,377		1,578		223,955
Bond Forward		-		731		-		731
Interest Rate Swap		-		52,970		-		52,970
Currency Swap		-		33,104		-		33,104
Currency Options				17,632		-		17,632
Total held for trading derivatives	Ps.	-	Ps.	326,814	Ps.	1,578	Ps.	328,392
Hedging Derivatives
Currency Forward		-		55,261		-		55,261
Total hedging derivatives	Ps.	-	Ps.	55,261	Ps.	-	Ps.	55,261
Other financial assets at fair value through profit or loss
Financial assets in concession contracts		-		-		2,282,611		2,282,611
Total financial assets designated at fair value	Ps.	10,056,327	Ps.	13,694,661	Ps.	2,329,132	Ps.	26,080,120
Non- financial assets
Biological assets		-		-		66,139		66,139
Investment properties		-		-		783,794		783,794
Total non- financial assets	Ps.	-	Ps.	-	Ps.	849,933	Ps.	849,933
Total assets at fair value on recurring basis	Ps.	10,056,327	Ps.	13,694,661	Ps.	3,179,065	Ps.	26,930,053

Liabilities
Trading Derivatives
Currency Forward		-		142,760		1,812		144,572
Bond Forward		-		1,107		-		1,107
Interest Rate Swap		-		40,693		-		40,693
Currency Swap		-		79,263		-		79,263
Currency Options		-		33,030		-		33,030
Total trading derivatives	Ps.		Ps.	296,853	Ps.	1,812	Ps.	298,665
Hedging Derivatives
Currency Forward		-	Ps.	13,464	Ps.	-	Ps.	13,464
Total hedging derivatives	Ps.	-		13,464		-		13,464
Total liabilities at fair value on recurring basis	Ps.	-	Ps.	310,317	Ps.	1,812	Ps.	312,129

December 31, 2016

	Level 1		Level 2		Level 3		Total
Assets

Held for trading debt securities
In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	887,218	Ps.	78,521	Ps.	-	Ps.	965,739
Securities issued or secured by other entities of the Colombian Government		-		38,400		-		38,400
Securities issued or secured by other financial entities		-		737,884		-		737,884
Securities issued or secured by entities of the Non-financial sector		-		18,657		-		18,657
Other		-		54,085		12,210		66,295

In Foreign Currency
Securities issued or secured by Colombian Government		-		19,716		-		19,716
Securities issued or secured by other entities of the Colombian Government		330		20,747		-		21,077
Securities issued or secured by foreign Governments		-		88,095		-		88,095
Securities issued or secured by central banks		-		74,727		-		74,727
Securities issued or secured by other financial entities		-		313,129		-		313,129
Other		-		183		-		183
Total held for trading debt securities	Ps.	887,548	Ps.	1,444,144	Ps.	12,210	Ps.	2,343,902
Investments in debt securities available-for-sale
In Colombian Pesos
Securities issued or secured by the Colombian Government		8,281,946		922,232		-		9,204,178
Securities issued or secured by other entities of the Colombian Government		-		79,435		-		79,435
Securities issued or secured by other financial entities		-		120,795		-		120,795
Securities issued or secured by entities of the Non-financial sector		-		17,923		-		17,923
Other		-		685		15,167		15,852

In Foreign Currency
Securities issued or secured by Colombian Government		-		1,371,029		-		1,371,029
Securities issued or secured by other entities of the Colombian Government		22,550		467,327		-		489,877
Securities issued or secured by foreign Governments		-		2,083,345		-		2,083,345
Securities issued or secured by central banks		-		538,731		-		538,731
Securities issued or secured by other financial entities		375,798		2,580,127		-		2,955,925
Securities issued or secured by entities of the Non-financial sector		80,638		500,152		-		580,790
Other		-		204,853		-		204,853
Total investments in debt securities available-for-sale	Ps.	8,760,932	Ps.	8,886,634	Ps.	15,167	Ps.	17,662,733
Total investments in debt securities	Ps.	9,648,480	Ps.	10,330,778	Ps.	27,377	Ps.	20,006,635

Equity securities
Trading equity securities		3,233		1,744,381		-		1,747,614
Investments in equity securities available-for-sale		655,096		74,683		-		729,779
Total equity securities	Ps.	658,329	Ps.	1,819,064	Ps.	-	Ps.	2,477,393

Held for trading Derivatives
Currency Forward		-		391,370		-		391,370
Interest Rate Swap		-		39,780		-		39,780
Currency Swap		-		44,594		-		44,594
Currency Options		-		26,313		-		26,313
Interest Rate Options		-		152		-		152
Total held for trading derivatives	Ps.	-	Ps.	502,209	Ps.	-	Ps.	502,209
Hedging Derivatives
Currency Forward		-		128,479		-		128,479
Total hedging derivatives	Ps.	-	Ps.	128,479	Ps.	-	Ps.	128,479
Other financial assets designated at fair value through profit or loss
Financial assets in concession contracts		-		-		2,072,674		2,072,674
Total financial assets designated at fair value	Ps.	-	Ps.	-	Ps.	2,072,674	Ps.	2,072,674
Non- financial assets
Biological assets		-		-		48,002		48,002
Investment properties		-		-		610,188		610,188
Total non- financial assets	Ps.	-	Ps.	-	Ps.	658,190	Ps.	658,190
Total assets at fair value on recurring basis	Ps.	10,306,809	Ps.	12,780,530	Ps.	2,758,241	Ps.	25,845,580

Liabilities
Trading Derivatives
Currency Forward		-		408,903		-		408,903
Securities Forward		-		1,492		-		1,492
Interest Rate Swap		-		25,827		-		25,827
Currency Swap		-		164,906		-		164,906
Currency Options		-		39,567		-		39,567
Total trading derivatives	Ps.	-	Ps.	640,695	Ps.	-	Ps.	640,695
Hedging Derivatives
Currency Forward		-		43,436		-		43,436
Total hedging derivatives	Ps.	-	Ps.	43,436	Ps.	-	Ps.	43,436
Total liabilities at fair value on recurring basis	Ps.	-	Ps.	684,131	Ps.	-	Ps.	684,131

Non-recurring fair value measurement [member]
Disclosure Of Estimations of Fair Value [Line Items]
Disclosure Of Fair Value Measurement Of Assets and liabilities [Text Block]
The following table present Grupo Aval’s assets and liabilities, classified within the fair value hierarchy, which are measured on a nonrecurring basis as of December 31, 2017 and 2016 at fair value less cost of sale:

December 31, 2017
	Level 1		Level 2		Level 3		Total

Impaired collateralized loans	Ps.	-	Ps.	-	Ps.	701,948	Ps.	701,948
Non- current assets held for sale		-		-		101,382		101,382
	Ps.	-	Ps.	-	Ps.	803,330	Ps.	803,330

December 31, 2016
	Level 1		Level 2		Level 3		Total

Impaired collateralized loans	Ps.	-	Ps.	-	Ps.	657,080	Ps.	657,080
Non- current assets held for sale		-		-		259,528		259,528
	Ps.	-	Ps.	-	Ps.	916,608	Ps.	916,608